Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

9. INTANGIBLE ASSETS

Intangible assets consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	USD
As of December 31:
Systems software	15,228	15,228	2,178
Trademark	132	132	19
Less: accumulated amortization	(5,374)	(6,999)	(1,001)
Intangible assets, net	9,986	8,361	1,196

Amortization of intangible assets was RMB1,793 and RMB1,625 for the years ended December 31, 2024 and 2025, respectively.

	As of December 31, 2025
	RMB	USD
2026	1,687	241
2027	1,415	202
2028	940	134
2029	940	134
2030 and after	3,379	485
Total	8,361	1,196